Schedule of Unit Purchase Option Activity (Details)	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance | shares	64,850
Weighted average exercise price, outstanding, beginning balance	$ 68.00
Aggregate intrinsic value, outstanding, beginning balance | $
Shares Under Option, Granted | shares	59,048
Weighted- Average Exercise Price, Granted	$ 7.74
Proceeds from unit purchase option exercise, shares | shares	297
Weighted average exercise price, exercised	$ 8.00
Aggregate intrinsic value, exercised | $
Number of unit purchase options, canceled | shares	10,973
Weighted average exercise price, canceled	$ 70.68
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance | shares	112,628
Weighted average exercise price, outstanding, ending balance	$ 41.90
Aggregate intrinsic value, outstanding, ending balance | $
Unit Purchase Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance | shares	4,649
Weighted average exercise price, outstanding, beginning balance	$ 64.00
Aggregate intrinsic value, outstanding, beginning balance | $
Shares Under Option, Granted | shares
Weighted- Average Exercise Price, Granted
Aggregate intrinsic value, granted
Proceeds from unit purchase option exercise, shares | shares
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised | $
Number of unit purchase options, canceled | shares
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance | shares	4,649
Weighted average exercise price, outstanding, ending balance	$ 64.00
Aggregate intrinsic value, outstanding, ending balance | $